Net Finance Expense (Tables)	12 Months Ended
Dec. 31, 2025
Net Finance Expense [Abstract]
Schedule of Net Finance Expense
	2025	2024	2023
Gains / (losses) from exchange rate variation (3)	77,771	138,377	57,525
Fair value adjustments on derivatives	(217,427)	(502,644)	82,928
Interest expense (1)	(1,677,957)	(1,647,112)	(1,732,928)
Interest income (2)	417,197	453,731	326,442
Bank fees and others (3)	(155,860)	(112,115)	(87,372)
	(1,556,276)	(1,669,763)	(1,353,405)

Finance income	565,207	719,370	584,216
Finance expense	(2,121,483)	(2,389,133)	(1,937,621)
Net finance expense	(1,556,276)	(1,669,763)	(1,353,405)

(1)	For the year ended December 31, 2025, 2024 and 2023 the amount of US$1,220,844, US$1,152,892 and US$1,183,852 respectively, refers to interest expenses from loans and financings.
(2)	For the year ended December 31, 2025, 2024 and 2023 the amount of US$70,797, US$97,980 and US$117,866 , respectively, refers to interest income from present value adjustments. In addition, for the year ended December 31, 2025, the amount of US$169,330 (US$182,812 and US$105,839 for the year ended December 31, 2024 and 2023 respectively), refers to interest income from short-term investments.
(3)	Includes indexation for legal expenses.